GOODWILL	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL

NOTE 17 – GOODWILL

The detail of the balance for goodwill as of December 31, 2025, and 2024 is as follows:

	December 31, 2025		December 31, 2024
Balance at the beginning of the year	Ps.	2,223,608	Ps.	2,202,222
Impairment charge (1)		(5,880)		—
Discontinued operations (2)		(136,858)		—
Effect of movements in exchange rates (3)		(23,754)		21,386
Balance at the end of the year	Ps.	2,057,116	Ps.	2,223,608

(1) Corresponds to the recognition of impairment over Concesionaria Panamericana S.A.S.

(2) See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group"

(3) The foreign exchange adjustment is attributable to Multifinancial Group Inc.

The following is the detail of goodwill assigned per Cash Generating Units (CGU), representing the smallest identifiable levels which are monitored by Grupo Aval’s management and which are not greater than the business’ segments:

Goodwill carrying amount
CGU	December 31, 2025		December 31, 2024
Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.	Ps.	538,231	Ps.	538,231
Banco de Bogotá S.A. over Megabanco (1)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Bogotá S.A. over Multi Financial Group Inc. (2)		—		160,612
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S. (3)		66,714		72,594
Banco de Occidente S.A. over Banco Unión (1)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
Total goodwill	Ps.	2,057,116	Ps.	2,223,608

(1) Goodwill recognized as a result of mergers between Banco de Bogotá and Megabanco, Banco de Occidente and Banco Unión.

(2) See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group"

(3) The variation presented corresponds to the recognition of impairment on the CGU.

The recoverable amount of each cash generating unit was determined based on a valuation carried out by an appropriate expert. Such calculations used cash flow projections, covering periods from 5 to 11 years. Cash flows subsequent to these periods were extrapolated using estimated growth rates for such flows, not exceeding the average of the economic sector where the cash generating unit operates.

Below is the detail of the most significant values that comprise Goodwill:

A.  Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.

Porvenir absorbed AFP Horizonte Pensiones y Cesantías S.A. and the goodwill in question was allocated to the groups of cash-generating units that together made up Porvenir later that same year.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser who issued his report in January, 2026, based on financial statements of Porvenir on September 30, 2025, and which was reviewed by management. The conclusion was that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 11,514,603, exceeding the book value by Ps. 7,734,572.

The following are the main assumptions used in the impairment test impairment testing on the dates listed, even though the valuation exercise includes a 11-years projection, the table shows five years because from year six onwards the projection rates do not show significant variations:

December 31, 2025
	2026	2027	2028	2029	2030
Interest rate on investments	8.4%	6.8%	6.9%	6.9%	6.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	16.9%	7.5%	5.6%	5.8%	11.1%
Growth in expenses	5.8%	5.3%	5.3%	4.5%	4.4%
Inflation	3.1%	3.0%	3.0%	3.0%	3.0%
Discount interest rate after taxes	9.3%	7.5%	7.8%	7.8%	7.8%
Growth rate after eleven years	3.0%

December 31, 2024
	2025	2026	2027	2028	2029
Interest rate on investments	8.6%	6.8%	6.9%	6.9%	6.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	15.1%	22.0%	5.2%	6.9%	6.0%
Growth in expenses	9.4%	5.6%	5.2%	4.9%	4.2%
Inflation	3.0%	3.0%	3.0%	3.0%	3.0%
Discount interest rate after taxes	9.9%	8.8%	7.5%	7.9%	7.8%
Growth rate after eleven years	3.0%

A 11-years projection was made to estimate goodwill based on macroeconomic assumptions and those related to the business, as indicated in the foregoing tables, which were determined as follows:

●	Investments and borrowing rates were projected using historical data and data provided by the Company on the business.
●	Investment interest rates correspond to returns on stabilization reserves.
●	Borrowing rates correspond to the last observed value, on the understanding that if Porvenir acquires debt, it should pay that rate.
●	Growth in expenses considers operating and miscellaneous expenses.
●	The estimated increases in commissions and expenses are based on business growth and other transactions estimated by the Company.
●	The inflation rate used in the projections is based on reports from outside sources, such as The International Monetary Fund and intragroup sources such as Corficolombiana's experienced independent research team.
●	The growth rate used for the terminal value was 3.0%, which is the average projected inflation provided by the independent specialists.

The after-tax discount interest rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units assigned with goodwill would be Ps. 13,637,155 higher than this book value as of December, 2025 of Ps. 3,780,031.

B. Cash-generating units inside Banco de Bogotá

Goodwill was generated in 2006 with the acquisition of 94.99% of the shares of Banco de Crédito y Desarrollo Social – MEGABANCO S.A. and later merged with Banco de Bogotá. This operation was authorized by the Office of the Superintendency of Finance in Resolution No. 917 dated June 2, 2006.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser who issued his report in January, 2026, based on Banco de Bogotá´s financial statements as of September 30, 2025, and which was reviewed by management. Given the merger with the acquired company, it was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 14,631,671 exceeds the book value by Ps. 7,652,115.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2025
	2026	2027	2028	2029	2030
Lending rate on the loan portfolio and investments	11.8%	11.2%	11.0%	11.1%	11.1%
Borrowing rate	6.2%	5.3%	4.9%	4.8%	4.9%
Growth in income from commissions	11.6%	27.3%	6.6%	7.6%	8.0%
Growth in expenses	15.2%	2.4%	6.8%	6.1%	6.4%
Inflation	3.4%	2.9%	2.9%	2.9%	2.9%
Discount rate after taxes	12.4%	11.1%	11.2%	11.2%	11.2%
Growth rate after five years	5.9%

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	11.2%	10.7%	10.7%	10.8%	10.8%
Borrowing rate	5.2%	5.7%	5.8%	5.9%	6.0%
Growth in income from commissions	9.5%	13.7%	13.1%	17.7%	5.2%
Growth in expenses	10.7%	5.9%	6.7%	8.0%	7.9%
Inflation	5.3%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	13.2%	12.1%	10.8%	11.4%	11.3%
Growth rate after five years	6.1%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages, income on the net portfolio and expenses on the level of deposits.
●	Estimated growth in administrative and personnel expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation rate used in the projections is based on reports from outside sources, such as The International Monetary Fund and intragroup sources such as Corficolombiana's experienced independent research team.
●	The growth rate used for the terminal value was 5.9%, which corresponds to the growth company expectation for the long term.

The after-tax discount rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units assigned with goodwill would be Ps. 13,317,581, higher than this book value as of December, 2025 of Ps. 6,979,556.

C. Banco Popular S.A.

The acquisition process of Grupo Aval's stake in Banco Popular S.A. began in December 2006 and ended in September 2011, where Grupo Aval closed with a direct participation of 93.74%.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser who issued his report in February, 2026, based on Banco Popular´s financial statements as of December 31, 2025 and which was reviewed by management. It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 3,153,850 exceeds the book value by Ps. 375,722.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2025
	2026	2027	2028	2029	2030
Lending rate on the loan portfolio and investments	12.2%	12.3%	12.1%	12.0%	11.9%
Borrowing rate	6.4%	5.7%	5.2%	5.1%	5.1%
Growth in income from commissions	29.5%	16.0%	17.5%	17.5%	17.5%
Growth in expenses	5.0%	14.5%	6.0%	5.9%	6.2%
Inflation	3.1%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	12.3%	10.4%	10.9%	10.9%	10.9%
Growth rate after five years	5.8%

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	11.5%	11.3%	11.1%	11.1%	11.2%
Borrowing rate	5.8%	4.8%	4.7%	4.6%	4.5%
Growth in income from commissions	37.4%	30.9%	17.5%	19.2%	18.5%
Growth in expenses	7.4%	13.7%	6.8%	6.5%	6.4%
Inflation	3.5%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	14.5%	12.4%	10.8%	11.4%	11.4%
Growth rate after five years	6.1%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages, income on the net portfolio and expenses on the level of deposits.
●	Estimated growth in administrative and personnel expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation rate used in the projections is based on reports from outside sources, such as The International Monetary Fund and intragroup sources such as Corficolombiana's experienced independent research team.
●	The growth rate used for the terminal value was 5.8%, which corresponds to the growth company expectation for the long term.

The after-tax discount interest rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units assigned with goodwill would be Ps. 2,867,575, still exceeding book value as of December, 2025 of Ps. 2,778,128.

D. Banco de Bogotá S.A.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser who issued his report in February, 2026, based on Banco de Bogotá´s financial statements as of December 31, 2025 and which was reviewed by management. It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 17,625,648 exceeds the book value by Ps. 7,622,954.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2025
	2026	2027	2028	2029	2030
Lending rate on the loan portfolio and investments	11.8%	11.2%	11.0%	11.1%	11.1%
Borrowing rate	6.2%	5.4%	5.0%	4.9%	5.0%
Growth in income from commissions	11.6%	27.3%	6.6%	7.6%	8.0%
Growth in expenses	15.2%	3.3%	7.5%	6.9%	5.8%
Inflation	3.1%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	12.3%	10.4%	10.9%	10.9%	10.9%
Growth rate after five years	5.8%

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	10.9%	10.4%	10.5%	10.5%	10.5%
Borrowing rate	5.6%	4.7%	4.6%	4.6%	4.4%
Growth in income from commissions	9.9%	13.1%	12.5%	15.9%	6.4%
Growth in expenses	11.3%	7.0%	7.9%	9.2%	7.7%
Inflation	3.5%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	14.5%	12.4%	10.8%	11.4%	11.4%
Growth rate after five years	6.1%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages, income on the net portfolio and expenses on the level of deposits.
●	Estimated growth in administrative and personnel expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation rate used in the projections is based on reports from outside sources, such as The International Monetary Fund and intragroup sources such as Corficolombiana's experienced independent research team.
●	The growth rate used for the terminal value was 5.8%, which corresponds to the growth company expectation for the long term.

The after-tax discount rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units assigned with goodwill would be Ps. 15,973,992, still exceeding book value as of December, 2025 of Ps. 10,002,694.